Trade Receivables, Other Receivables and Prepayments	12 Months Ended
Dec. 31, 2023
Trade Receivables, Other Receivables and Prepayments [Abstract]
TRADE RECEIVABLES, OTHER RECEIVABLES AND PREPAYMENTS
23.	TRADE RECEIVABLES, OTHER RECEIVABLES AND PREPAYMENTS

	As at December 31,
	2023	2022
Trade receivables	402,820	37,487
Bad debt provision for trade receivables	-	(37,487)
	402,820	-

	As at December 31,
	2023	2022
Other receivables	64,423	318,643
Long-term receivable to be collected within 1 year	7,000,000	3,000,000
Prepayments	11,618,310	2,182,463
	18,682,733	5,501,106

The fair value of trade and other receivables have not been disclosed as, due to their short duration, management considers the carrying amounts recognized in the consolidated statements of financial position to be reasonable approximation of their fair values.

Prepayments include advances to suppliers for merchandised goods, prepaid expenses and prepaid income tax. As of December 31, 2023, the prepayments includes advances to suppliers for merchandised goods of $11,352,120.

The aging analysis of trade receivables is as follows:

	As at December 31,
	2023	2022
Less than 4 months	402,820	-
More than 4 months	-	37,487
	402,820	37,487

The provision for doubtful debts is recorded using a provision account unless the Group is satisfied that recovery is remote, in which case the unrecovered loss is written off against trade receivables and the provision for doubtful debts directly. The Group does not hold any collateral over these balances.

The movement in the provision for doubtful debts during the year is as follows:

	2023	2022
As at January 1	37,487	11,215,912
Provision provided in the year	-	37,487
Reverse due to disposal of subsidiaries	(37,487)	(11,215,912)
Translation adjustment	-	-
As at December 31	-	37,487